Obligations Under Guarantees And Other Off-Balance Sheet Instruments (Contractual Amounts With Regard To Other Off-Balance Sheet Instruments) (Detail) (JPY ¥) In Billions, unless otherwise specified	Sep. 30, 2014	Mar. 31, 2014
Commitments To Extend Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Contractual amounts with regard to other off-balance-sheet instruments	¥ 74,861	¥ 72,240
Commercial Letters Of Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Contractual amounts with regard to other off-balance-sheet instruments	981	855
Commitments To Make Investments [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Contractual amounts with regard to other off-balance-sheet instruments	68	81
Other [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Contractual amounts with regard to other off-balance-sheet instruments	¥ 18	¥ 21